---------------------------
                                                     OMB APPROVAL
                                                     ---------------------------
                                                     OMB Number: 3235-0570

                                                     Expires: September 30, 2007

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                                                     hours per response: 19.4
                                                     ---------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04804
                                  ----------------------------------------------

                         The Elite Group of Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 1325 4th Avenue, Suite 1744      Seattle, Washington                 98101
--------------------------------------------------------------------------------
      (Address of principal executive offices)                      (Zip code)

                              Richard S. McCormick

McCormick Capital Management   1325 4th Avenue, Suite 1744   Seattle, WA 98101
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (206) 624-5863
                                                     ---------------------------

Date of fiscal year end:         September 30, 2006
                          ------------------------------------

Date of reporting period:        September 30, 2006
                          ------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.













                                 ANNUAL REPORT



                              FINANCIAL STATEMENTS
                                 AND REPORT OF
                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



                               SEPTEMBER 30, 2006

Dear Shareholders:                                       September 30, 2006

This past September 30th marked the completion of our nineteenth year. I sincerely appreciate everyone's support and patronage. Attached with this letter is the audited Annual Report for The Elite Group; Growth & Income Fund and Income Fund.

The Elite Growth & Income Fund
------------------------------
The financial statements that make up the Annual Report give us an opportunity to review what has happened and gain some insight into what may happen. For the twelve months ending September 30th, 2006, the Growth & Income Fund was up 5.40%. This was below the S&P 500 Index which was up 10.79%. Although the return for the last year was below average, a review of the last three years shows the Growth & Income Fund to be competitive, up an average of 11.26% per year. This compares with the Dow Jones and S&P 500 which had annual average returns of 10.02% and 12.30% respectively over the last three years.

It is always a tug-of-war in the securities markets with the negative forces of geopolitical events, natural disasters and corporate corruption pushing securities down. This is countered by man's desire to grow, achieve, and innovate. The good news is that in the long run, the positives have prevailed.

This year, Mother Nature was kinder in that we did not struggle with the aftermath of hurricanes, tsunamis, and earthquakes. We continue, however, to feel pressure from oil hitting $80 per barrel, the Iraq War, and higher interest rates causing the economy to slow.

Our investment story has, and continues to be, that the negatives are more than offset by a strong U.S. economy and record corporate profits. Our optimistic investment outlook goes beyond the U.S. border. Growth rates in developing countries are significantly higher than domestic growth rates, and many of our corporations international business exceeds that of their domestic operations. Despite significant anti-American political feeling, foreigners can't seem to get enough of American goods and services; everything from Boeing jets to Kentucky Fried Chicken.

This past year we increased our emphasis on energy, specifically oil service companies that are the direct beneficiary of the high price of oil and an increased level of drilling and exploration. We continue to focus on basic industry and capital goods companies believing that the superior financial strength of Corporate America will continue to lead to a desire for higher productivity through increased capital spending on plant and equipment. We have reduced our investments in consumer and healthcare companies. With home price appreciation driving much of the positive consumer attitudes towards spending topping out, consumer stocks are expected to have diminished growth potential. With respect to healthcare companies, the largest consumer of healthcare goods and services is the U.S. Government. It is very apparent that the Government is not going to allow many healthcare companies to earn a competitive rate of return. We have therefore reduced our healthcare investments by half.

The Elite Income Fund
---------------------
The last several years we have communicated that; "the interest rate environment is one of the most challenging in the last 40-50 years." The good news is that it appears that the worst is behind us. After interest rates hit a 50 year low with money market rates below 1%, interest rates have now rebounded. The Elite Income Fund that had a return of 1.09% for the fiscal 2005 year, rebounded to a return of 3.87% for the fiscal 2006 year and we would expect even higher return for fiscal 2007.

When it comes to managing a short/intermediate maturity bond fund we are really at the mercy of the Federal Reserve Board. They are much more than the 800 pound gorilla in the room. What they want to happen with respect to short interest rates determine the level and direction of interest rates. For the moment they want rates higher then they have been and that is good for fixed income investors.

Keeping you advised, informed and educated is always our intent. If you have questions with respect to your account or this Annual Report, please call.

Warm Regards,

Dick McCormick


                                                               THE ELITE GROWTH & INCOME FUND
                                                                 STANDARD & POORS 500 INDEX
                                                                LIPPER: MULTI-CAP CORE INDEX


[GRAPHIC OMITTED]

                                    9/96    9/97    9/98    9/99    9/00    9/01    9/02    9/03    9/04    9/05    9/06
                                    ----    ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
The Elite Growth & Income Fund     10,000  13,466  12,817  13,792  16,998  15,116  10,752  13,021  14,622  17,013  17,932
Standard & Poors 500 Index         10,000  14,044  15,315  19,573  22,172  16,267  12,934  16,090  18,322  20,566  22,779
Lipper Multi-Cap Core Index        10,000  13,633  13,625  17,071  20,754  15,250  12,571  15,571  17,565  20,363  22,073



Average Annual Total Return
     1 year      5.40%
     3 year     11.26%
     5 year      3.48%
    10 year      6.01%

Past Performance is not predictive of future performance.



                                                                    THE ELITE INCOME FUND
                                                                LEHMAN SHORT-TERM GOVT. INDEX
                                                               LEHMAN INTERMEDIATE GOVT. INDEX

[GRAPHIC OMITTED]

                                    9/96    9/97    9/98    9/99    9/00    9/01    9/02    9/03    9/04    9/05    9/06
                                    ----    ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
The Elite Income Fund              10,000  10,920  12,388  12,193  12,989  14,436  15,219  15,984  16,406  16,585  17,227
Lehman Intermediate Govt. Index    10,000  10,783  11,927  11,990  12,735  14,374  15,216  15,747  16,046  16,337  16,915
Lehman Short-Term Govt. Index      10,000  10,688  11,536  11,814  12,505  13,839  15,006  15,426  15,606  15,776  16,379



    Average Annual Total
           Return
     1 year      3.87%
     3 year      2.53%
     5 year      3.60%
    10 year      5.59%

Past Performance is not predictive of future performance.


Above are two charts that show the growth in value of a hypothetical $10,000 investment in The Elite Growth & Income Fund and The Elite Income Fund and various indices. The Charts start on 9/30/96, which give a ten-year record. As an investor, your investment results may differ significantly depending on when you intitiated your investment and if there were subsequent investments.

Management of the funds does not think that there is only one index (stock or bond) that accurately reflects how the Elite Funds are managed. Our funds are managed to our clients' objectives within the parameters of our prospectus, following the rules and regulations of various regulatory agencies. The various stock and bond indices are unmanaged, make no allowance for operation expenses and are free from regulation and tax implications.

[GRAPHIC
 OMITTED]   BRIGGS
            BUNTING &
            DOUGHERTY, LLP

            CERTIFIED
            PUBLIC
            ACCOUNTANTS




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE ELITE GROUP OF MUTUAL FUNDS
SEATTLE, WASHINGTON


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The Elite Growth & Income Fund and The Elite Income Fund, each a series of shares of beneficial interest of The Elite Group of Mutual Funds, as of September 30, 2006, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended September 30, 2005 and the financial highlights for each of the years in the four-year period ended September 30, 2005 have been audited by other auditors, whose report dated November 10, 2005 expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Elite Growth & Income Fund and The Elite Income Fund as of September 30, 2006, the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.



                                          BRIGGS, BUNTING & DOUGHERTY, LLP


PHILADELPHIA, PENNSYLVANIA
NOVEMBER 3, 2006


                                                     PORTFOLIO OF INVESTMENTS
                                                  The Elite Growth & Income Fund
                                                        September 30, 2006

==================================================================================================================================
                                                Market Value                                                          Market Value
 Shares                                             (Note 2)     Shares                                                   (Note 2)
========                                       =============    ========                                             =============
            Common Stock 99.5%

            Basic Industries 9.2%
            ---------------------
    50,000  CSX Corp.                          $   1,641,500                  Total Value of Common Stock
    40,000  Lyondell Chemical                      1,014,800                  (Cost $50,641,894)                     $  61,506,240
    25,000  Phelps Dodge                           2,117,500                                                         -------------
    10,000  Southern Copper(b)                       925,000
                                               -------------
              Total Basic Industries               5,698,800
                                               -------------                Short Term Investments 24.6%
                                                                            ----------------------------
                                                                  913,804   PNC Bank Money Market                          913,804
            Business Services 3.9%                             14,311,895   Institutional Money Market Trust(c)         14,311,895
            ----------------------                                                                                   -------------
     6,000  Google*                                2,411,400                  Total Value of Short-Term Investments     15,225,699
                                               -------------                                                         -------------
              Total Business Services              2,411,400                    (Cost $15,225,699)
                                               -------------
                                                                              Total Investments in Securities
            Capital/Industrial Goods & Services 24.2%                         (Cost $65,867,593)           124.1%       76,731,939
            -----------------------------------------                                                     ------------------------
    15,000  Cummins Inc.                           1,788,450
    50,000  Goodrich Corp.                         2,026,000
    40,000  Ingersoll Rand                         1,519,200                Call Options Written            (0.9)         (581,000)
    30,000  ITT Corp.                              1,538,100                                              ------------------------
    25,000  L3 Communications                      1,958,250
    40,000  Rackable Systems*                      1,094,800                Liabilities in excess of
    30,000  Semiconductors Holdings                1,028,700                Other assets                   (23.2)      (14,351,320)
    24,000  Siemens Ads                            2,090,400                                              ------------------------
    30,000  United Technologies                    1,900,500
                                               -------------
              Total Capital Goods                 14,944,400                Net Assets                     100.0%    $  61,799,619
                                               -------------                                              ========================

            Consumer Goods & Services 19.2%                                 At September 30, 2006, unrealized appreciation of
            -------------------------------                                 securities for Federal Income Tax purposes based on
    30,000  Abercombie & Fitch(a)                  2,084,400                cost of $65,392,309 (net of premiums on options
    50,000  America Movil(b)                       1,968,500                written) is as follows:
    50,000  AT&T(b)                                1,628,000
    35,000  Best Buy Co., Inc.(a)                  1,874,600
    15,000  Sears Holdings*(a)                     2,371,350                Unrealized appreciation                  $  11,696,048
    30,000  The Children's Place*                  1,920,900                Unrealized depreciation                       (937,418)
                                               -------------                                                         -------------
              Total Consumer Goods                11,847,750                Net unrealized appreciation              $  10,758,630
                                               -------------                                                         =============
            Energy 17.6%
            ------------
    50,000  Chesapeak Energy Corp.(b)              1,449,000                *Non-income producing
    30,000  Devon Energy                           1,894,500
    35,000  Halliburton(b)                           995,750                (a) All or a portion of the security is pledged as
   100,000  Helmerich Payne                        2,303,000                collateral for options written
    20,000  Hydril*                                1,121,200
    60,000  Mirant Corp.*                          1,638,600                (b) All or a portion of this security was on loan
    50,000  Nabors Industries*(b)                  1,487,500                at September 30, 2006.  The value of securities on
                                               -------------                loan was $12,958,245.
              Total Energy                        10,889,550
                                               -------------                (c) This security was purchased with cash collateral
            Financial Intermediaries 12.5%                                  received for securities on loan at September 30, 2006.
            ------------------------------
    30,000  Bank of America Corp.                  1,607,100
    12,000  Deutsche Bank                          1,448,400
    50,000  General Electric Co.                   1,765,000
    12,000  Goldman Sachs Group(b)                 2,030,040
    20,000  Washington Mutual(b)                     869,400                  Schedule of Call Options Written
                                               -------------                     Elite Growth & Income Fund
              Total Financial Intermediaries       7,719,940   Contracts            September 30, 2006
                                               -------------   ----------   -------------------------------------
                                                                      300   Abercrombie & Fitch 2/16/07 $70          $    (192,000)
                                                                      350   Best Buy 01/19/07 $55                         (129,500)
            Health Care Goods & Services 12.9%                        150   Sears 1/19/07  $150                           (259,500)
            ----------------------------------                                                                       -------------
    50,000  Aetna                                  1,977,500                  Total Call Options Written             $    (581,000)
   300,000  Antigenics*(b)                           465,000                (Premiums $475,284)                      =============
    25,000  Genetech*(b)                           2,067,500
    50,000  Pfizer Inc.(b)                         1,418,000
    42,000  UnitedHealth Group                     2,066,400
                                               -------------
              Total Health Care                    7,994,400
                                               -------------
====================================================================================================================================

[GRAPHICS OMITTED]

     THE ELITE GROWTH & INCOME FUND
              (UNAUDITED)

HOLDINGS BY ECONOMIC SECTOR*
----------------------------------------

HEALTHCARE            13%
CONSUMER GOODS        19%
FINANCE               12%
BUSINESS SERVICES      4%
CAPITAL GOODS         24%
BASIC INDUSTRY         9%
ENERGY                18%
CASH                   1%


HOLDINGS BY FORWARD PRICE EARNINGS RATIO
----------------------------------------

PE RATIO < 10         16%
PE RATIO 10-15        50%
PE RATIO > 15         34%


HOLDINGS BY MARKET CAPITALIZATION
----------------------------------------

SMALL CAP < $1 BILLION     3%
MID CAP $1-10 BILLION     31%
LARGE CAP > $10 BILLION   66%


         THE ELITE INCOME FUND
              (UNAUDITED)

HOLDINGS BY SECTOR & TYPE*
----------------------------------------

CASH                       3%
CORP. UTILITY BONDS       29%
ASSET BACKED BONDS        20%
CORP. INDUSTRIAL BONDS    20%
EQUITIES                   6%
CORP. FINANCE BONDS        9%
US GOVT./AGENCY BONDS     13%


HOLDINGS BY QUALITY RATING
----------------------------------------

Aaa   39%
A     10%
Baa   48%
<Baa   3%


HOLDINGS BY MATURITY
----------------------------------------

0- 2.999 YEARS    35%
3- 6.999 YEARS    19%
7- 14.999 YEARS   26%
15 YEARS & OVER   20%


                                                     PORTFOLIO OF INVESTMENTS
                                                       The Elite Income Fund
                                                         September 30, 2006

==================================================================================================================

               Bonds 91.0%
                                                                                                      Market Value
  Par Value    U.S. Government/Agencies Notes and Bonds 12.6%          Maturity           Coupon          (Note 2)
===========    -------------------------------------------------  =============  ===============     =============
      500,000  U.S. Treasury Bill                                      02/08/07           4.970%     $     491,395
      200,000  Freddie Mac                                             06/15/07           4.300%           198,941
      100,000  Federal Home Loan Bank                                  03/16/09           3.000%            98,961
      590,000  U.S. Treasury Note                                      05/15/16           7.250%           707,124
      580,000  U.S. Treasury Note(a)                                   05/15/16           5.125%           601,660
      150,000  U.S. Treasury Note                                      02/15/21           7.875%           197,121
                                                                                                     -------------
                 Total U.S. Government Notes and Bonds                                                   2,295,202
                                                                                                     -------------
               Securitized /Asset Backed Bonds 19.6%
               -------------------------------------------------
      600,000  Capital Auto Asset Trust  (2004-1 A4)                   11/17/08           2.640%           589,629
      149,940  HAROT (2003-4 A4)                                       03/16/09           2.790%           147,986
       62,374  Centerpoint Energy (2001-1 A2)                          09/15/09           4.760%            62,135
       89,974  Daimler Chrysler Rec. Auto Trust (2003-A A4)            10/08/09           2.880%            89,343
      103,000  Daimler Chrysler Rec Auto Trust (2004-C A4)             12/08/09           3.280%           100,650
       55,909  Toyota Auto Receivable (2003-A A4)                      03/15/10           2.200%            55,839
      342,000  Chase Manhattan Auto Owner Trust (2004-A A4)            09/15/10           2.830%           334,699
      325,000  Triad Auto Receivables Owners Trust (2005-A A4)         06/12/12           4.220%           319,297
      129,611  Fannie Mae (545171)                                     08/01/14           5.500%           130,187
       65,168  GNMA (552372)                                           02/15/17           6.000%            66,351
       62,326  GNMA (577742)                                           09/15/17           5.500%            62,561
      131,000  Freddie Mac (2962 YE)                                   09/15/18           4.500%           125,559
      185,924  GNMA (605079)                                           03/15/19           4.000%           176,095
      200,000  Freddie Mac (2792 PY)                                   11/15/24           4.000%           193,903
      146,103  Freddie Mac (FHR 1963 Z)                                01/15/27           7.500%           149,578
      300,000  Freddie Mac (FHR 2656 BD)                               04/15/28           5.000%           300,352
      308,600  Freddie Mac (FHR 2744 PC)                               01/15/31           5.500%           309,610
      196,868  Fannie Mae (633012)                                     02/01/32           7.000%           202,684
      159,961  GNMA (G2SF POOL 3556 5.5%)                              05/20/34           5.500%           158,525
                                                                                                     -------------
                 Total Securitized /Asset Backed Bonds                                                   3,574,983
                                                                                                     -------------

               Corporate Bonds Industrial - Basic 1.1%
               -------------------------------------------------
      200,000  International Paper Co.                                 01/15/09           4.250%           195,429
                                                                                                     -------------

               Corporate Bonds Industrial - Capital Goods 3.0%
               -------------------------------------------------
      535,000  TRW, Inc.                                               04/18/07           7.370%           538,723
                                                                                                     -------------

               Corporate Bonds Industrial - Communications 5.6%
               -------------------------------------------------
      300,000  America Movil                                           01/15/15           5.750%           295,456
      500,000  Comcast Corp.                                           06/15/16           4.950%           466,204
      250,000  GTE Corp.                                               04/15/18           6.840%           264,451
                                                                                                     -------------
                 Total Corporate Bonds Industrial - Communications                                       1,026,111
                                                                                                     -------------

               Corporate Bonds Industrial - Cyclical 2.6%
               -------------------------------------------------
      105,000  GMAC                                                    01/16/07           6.401%(c)        104,916
      385,000  Ford Motor Credit                                       01/12/09           5.800%           366,526
                                                                                                     -------------
                 Total Corporate Bonds Industrial - Cyclical                                               471,442
                                                                                                     -------------

               Corporate Bonds Industrial - Energy 3.0%
               -------------------------------------------------
      225,000  Conoco Phillips                                         01/15/37           8.000%           235,001
      300,000  Premcor Refining                                        02/01/10           9.250%           317,350
                                                                                                     -------------
                 Total Corporate Bonds Industrial - Energy                                                 552,351
                                                                                                     -------------

               Corporate Bonds Industrial - Noncyclical 3.9%
               -------------------------------------------------
      195,000  Medco Health Solutions                                  08/15/13           7.250%           211,649
       92,000  Kraft Foods Inc.                                        11/01/06           4.625%            91,934
      400,000  Kroger Co.                                              08/15/07           7.800%           406,283
                                                                                                     -------------
                 Total Corporate Bonds Industrial - Noncyclical                                            709,866
                                                                                                     -------------

               Corporate Bonds Industrial - Transportation 0.5%
               -------------------------------------------------
     100,000   BNSF Funding                                            12/15/55           6.613%(c)        100,509
                                                                                                     -------------

==================================================================================================================

                                                     PORTFOLIO OF INVESTMENTS
                                                       The Elite Income Fund
                                                         September 30, 2006

==================================================================================================================
                                                                                                      Market Value
  Par Value    Corporate Bonds Utilities - Electric 23.4%         Maturity           Coupon               (Note 2)
===========    -------------------------------------------------  =============  ===============     =============
      200,000  Monogahela Power                                        10/01/06           5.000%     $     200,000
      320,000  First Energy Corp                                       11/15/06           5.500%           319,988
      253,000  Indiana Michigan Power                                  12/15/06           6.125%           253,339
      158,000  Avista Corp.                                            01/01/07           7.750%           158,741
      250,000  AES Indianapolis P&L                                    08/01/07           7.375%           253,563
      400,000  Consumers Energy                                        02/01/08           6.375%           404,533
      175,000  Consumers Energy                                        02/17/09           4.800%           172,809
      100,000  Entergy Louisiana                                       11/01/10           5.830%           100,186
      250,000  Hawaiin Electric                                        08/15/11           6.141%           253,013
      200,000  DPL Inc.                                                09/01/11           6.875%           210,545
      225,000  Dominion Res.                                           06/30/16           7.500%           236,328
      250,000  Consumers Energy                                        02/15/17           5.150%           238,335
      750,000  Puget Energy Inc.                                       06/15/18           6.740%           807,307
      100,000  Centerpoint Energy                                      07/01/23           5.600%            96,867
      100,000  Northern St. Power - MN                                 07/01/25           7.125%           114,435
       50,000  Georgia Power                                           11/01/42           4.875%            49,511
      400,000  Swepco Capital Trust                                    10/01/43           5.250%           397,401
                                                                                                     -------------
                 Total Corporate Bonds Utilities - Electric                                              4,266,901
                                                                                                     -------------

               Corporate Bonds Utilities - Natural Gas 5.9%
               -------------------------------------------------
      300,000  Kinder Morgan Energy                                    03/15/32           7.750%           342,240
      550,000  Sempra Energy                                           05/17/07           4.621%           547,334
      200,000  TGT Pipeline                                            06/01/18           5.200%           188,623
                                                                                                     -------------
                 Total Corporate Bonds Utilities - Natural Gas                                           1,078,197
                                                                                                     -------------

               Corporate Bonds Finance - Banking 1.2%
               -------------------------------------------------
      222,000  First MD Cap. II                                        02/01/27           6.339%(c)        216,999
                                                                                                     -------------

               Corporate Bonds Finance - Misc. Finance Companies 7.2%
               -------------------------------------------------
      150,000  Residential Capital                                     06/29/07           6.741%(c)        150,820
      100,000  CountryWide Home                                        09/15/09           4.125%            96,874
      440,000  International Lease Finance                             01/15/10           5.907%           443,173
      370,000  CIT Group                                               11/03/10           5.758%(c)        371,178
      250,000  Residential Capital                                     02/22/11           6.000%           249,695
                                                                                                     -------------
                 Total Corporate Bonds Finance                                                           1,311,740
                                                                                                     -------------

               Corporate Bonds Finance - Insurance 1.4%
               -------------------------------------------------
      155,000  Anthem Inc.                                             09/01/07           3.500%           152,146
      100,000  C.N.A. Financial                                        08/15/12           8.375%           111,174
                                                                                                     -------------
                 Total Corporate Bonds Insurance                                                           263,320
                                                                                                     -------------

               Total Value of Bonds                                                                     16,601,773
               (Cost $16,530,670)                                                                    -------------

    Shares     Common Stock 6.4%
    ------     -------------------------------------------------
       20,000  Lyondell Chemical Co.                                                                       507,400
       20,000  New York Community Bancorp(a)                                                               327,600
        3,500  Southern Copper Corp.                                                                       323,750
                                                                                                     -------------
                 Total Common Stock                                                                      1,158,750
                 (cost $1,144,528)                                                                   -------------

               Short Term Investments 7.0%
               -------------------------------------------------
      304,570  PNC Bank Money Market                                                                       304,570
      967,125  Institutional Money Market Trust(b)                                                         967,125
                                                                                                     -------------
                 Total Short Term Investments (Cost $1,271,695)                                          1,271,695
                                                                                                     -------------

               Total Investments (Cost $18,946,893)                      104.4%                         19,032,218
               Liabilities in excess of other assets                       (4.4)                          (805,396)
                                                                  -------------                      -------------
               NET ASSETS                                                100.0%                      $  18,226,822
                                                                  =============                      =============

At September 30, 2006, unrealized appreciation of securities for Federal Income Tax purposes based on tax cost of
$19,019,580  is:

               Gross  unrealized   appreciation                   $     207,196
               Gross unrealized depreciation                           (194,558)
                                                                  -------------
               Net unrealized appreciation                        $      12,638
                                                                  =============

(a) This security was on loan at September 30, 2006. The total value of securities on loan was $929,760.

(b) This security was purchased with cash collateral received for securities on loan at September 30, 2006.

(c) Variable rate security; Interst rate shown is the rate in effect as of September 30, 2006.

================================================================================

THE ELITE GROUP OF MUTUAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2006
================================================================================

                                                     THE ELITE
                                                      GROWTH &      THE ELITE
                                                    INCOME FUND    INCOME FUND
                                                    ===========    ===========
ASSETS
Investments in securities at value
  (Cost $65,867,593 and $18,946,893, respectively)
  (NOTES 2A AND 3)                                  $ 76,731,939   $ 19,032,218
Cash                                                     175,794             --
Receivables
  From Transfer Agent                                      2,110             --
  Fund shares purchased                                        7              2
  Interest                                                 2,983        183,008
  Dividends                                               30,956          2,000
                                                    ------------   ------------
    Total Assets                                      76,943,789     19,217,228
                                                    ------------   ------------


LIABILITIES
Payables:
  Payable upon return of securities on loan           14,311,895        967,125
  Call options written, at value
    (Proceeds $475,284 and $0, respectively)             581,000             --
  Investment management fees                              48,794          8,801
  Fund shares redeemed                                    46,016            283
  Distributions                                          127,374          8,278
  Accrued expenses                                        29,091          5,919
                                                    ------------   ------------
    Total Liabilities                                 15,144,170        990,406
                                                    ------------   ------------

NET ASSETS
The Elite Growth & Income Fund -
  Applicable to 3,229,795 shares outstanding        $ 61,799,619
                                                    ============
    no par value, unlimited number of shares of beneficial interest

The Elite Income Fund -
  Applicable to 1,865,008 shares outstanding                       $ 18,226,822
                                                                   ============
    no par value, unlimited number of shares of beneficial interest

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE (net assets / shares
    outstanding)                                    $      19.13   $       9.77
                                                    ============   ============


At September 30, 2006, the components of net
  assets were as follows:
Paid-in capital                                     $ 50,946,538   $ 18,729,311
Accumulated (distributions in excess of) net
  investment income                                       94,451        (14,419)
Accumulated net realized loss on investments               --          (573,395)
Net unrealized appreciation of investments            10,864,346         85,325
Net unrealized depreciation of options written          (105,716)            --
                                                    ------------   ------------
Net Assets                                          $ 61,799,619   $ 18,226,822
                                                    ============   ============



================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                             6

THE ELITE GROUP OF MUTUAL FUNDS

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2006
================================================================================

                                                     THE ELITE
                                                      GROWTH &      THE ELITE
                                                    INCOME FUND    INCOME FUND
                                                    ===========    ===========
INVESTMENT INCOME
  Income:
    Interest                                        $     51,438   $    920,581
    Dividends (Net of foreign tax withheld
      of $225 and $0, respectively)                    1,151,919         24,950
    Securities Lending                                     6,649            194
                                                    ------------   ------------
      Total Income                                     1,210,006        945,725
                                                    ------------   ------------

  Expenses:
    Investment management fee                            616,173        131,326
    Transfer agent fees                                   51,318         27,082
    Custodian fees                                        21,671         10,495
    Audit fees                                            19,800          7,700
    Trustee fees and expenses                             16,470          5,130
    Recordkeeping services                                76,596         28,618
    Shareholder reports                                    5,404          1,531
    Registration fees and other                           20,383          7,707
    CCO expense                                           17,860          5,577
    Legal fees                                             3,731          1,241
    Insurance                                             10,093          3,364
                                                    ------------   ------------
      Total Expenses                                     859,499        229,771

  Fees paid by manager (NOTE 4)                               --        (24,134)
  Fees voluntarily waived by manager (NOTE 4)                 --        (10,145)
                                                    ------------   ------------
      Net Expenses                                       859,499        195,492
                                                    ------------   ------------
      Net Investment Income                              350,507        750,233
                                                    ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND OPTIONS CONTRACTS
  Net realized gain (loss):
    Investment securities                              7,614,377       (116,042)
    Expired and closed covered call options
      written (NOTE 3)                                  (177,051)            --
                                                    ------------   ------------
    Net realized gain (loss) on investment
      securities and option contracts                  7,437,326       (116,042)
                                                    ------------   ------------
    Net increase (decrease) in unrealized
      appreciation/depreciation
      Investment securities                           (4,711,330)        67,382
      Option contracts written                           152,893             --
                                                    ------------   ------------
    Net change in unrealized appreciation/
      depreciation of investments                     (4,558,437)        67,382
    Net realized and unrealized gain (loss)
      on investment securities and
      option contracts                                 2,878,889        (48,660)
                                                    ------------   ------------
    Net increase in net assets resulting from
      operations                                    $  3,229,396   $    701,573
                                                    ============   ============




================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                             7

THE ELITE GROWTH & INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED SEPTEMBER 30
================================================================================

                                                        2006           2005
                                                        ====           ====
OPERATIONS
  Net investment income                             $    350,507   $    160,167
  Net realized gain on investment securities
    and options contracts                              7,437,326      3,333,767
  Net increase (decrease) in unrealized
    appreciation of investment securities             (4,558,437)     5,263,335
                                                    ------------   ------------
  Net increase in net assets resulting
    from operations                                    3,229,396      8,757,269

DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net investment income
    ($0.14 and $0.02 per share, respectively)           (402,000)       (57,960)
  Distribution from net realized gains on
    investment transactions ($2.62 and $1.20
    per share, respectively)                          (7,456,696)    (3,264,277)

CAPITAL SHARE TRANSACTIONS
  Increase (decrease) in net assets resulting
    from capital share transactions(a)                 6,764,926     (1,672,170)
                                                    ------------   ------------

      Total increase in net assets                     2,135,626      3,762,862
NET ASSETS
  Beginning of year                                   59,663,993     55,901,131
                                                    ------------   ------------
  End of year
    (Including undistributed net investment
      income (loss) of $94,451 respectively)        $ 61,799,619   $ 59,663,993
                                                    ============   ============


(a) TRANSACTIONS IN CAPITAL STOCK WERE AS FOLLOWS:

                                                         YEAR ENDED                 YEAR ENDED
                                                     SEPTEMBER 30, 2006         SEPTEMBER 30, 2005
                                                    ---------------------     ----------------------
                                                    SHARES       VALUE        SHARES        VALUE
                                                    ------       -----        ------        -----
  Shares sold                                       210,488   $ 4,511,405     131,665    $ 2,656,045
  Shares issued in reinvestment of distributions    401,493     7,717,782     157,024      3,261,636
                                                    -------   -----------    --------    -----------
                                                    611,981    12,229,187     288,689      5,917,681
  Shares redeemed                                  (255,413)   (5,464,261)   (373,476)    (7,589,851)
                                                    -------   -----------    --------    -----------
  Net increase (decrease)                           356,568   $ 6,764,926     (84,787)   $(1,672,170)
                                                    =======   ===========    ========    ===========





================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                             8

THE ELITE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED SEPTEMBER 30
================================================================================

                                                        2006           2005
                                                        ====           ====
OPERATIONS
  Net investment income                             $    750,233   $    599,687
  Net realized gain (loss) on investment
    securities                                          (116,042)        23,805
  Net increase (decrease) in unrealized
    appreciation of investment securities                 67,382       (414,786)
                                                    ------------   ------------
    Net increase in net assets resulting
      from operations                                    701,573        208,706

DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net investment income
    ($0.42 and $0.41 per share, respectively)           (795,757)      (807,309)

CAPITAL SHARE TRANSACTIONS
  Decrease in net assets resulting from capital
    share transactions(a)                             (1,041,863)      (309,502)
                                                    ------------   ------------
      Total decrease in net assets                    (1,136,047)      (908,105)

NET ASSETS
  Beginning of year                                   19,362,869     20,270,974
                                                    ------------   ------------
  End of year
    (Including (distributions in excess of)
    net investment income of $(14,419) and
    $(330,502), respectively)                       $ 18,226,822   $ 19,362,869
                                                    ============   ============


(a) TRANSACTIONS IN CAPITAL STOCK WERE AS FOLLOWS:

                                                         YEAR ENDED                 YEAR ENDED
                                                     SEPTEMBER 30, 2006         SEPTEMBER 30, 2005
                                                    ---------------------     ----------------------
                                                    SHARES       VALUE        SHARES        VALUE
                                                    ------       -----        ------        -----
  Shares sold                                       177,284   $ 1,732,217     244,951    $ 2,457,737
  Shares issued in reinvestment of distributions     78,923       765,766      77,788        774,886
                                                    -------   -----------    --------    -----------
                                                    256,207     2,497,983     322,739      3,232,623
  Shares redeemed                                  (363,181)   (3,539,846)   (353,296)    (3,542,125)
                                                    -------   -----------    --------    -----------
Net decrease                                       (106,974)  $(1,041,863)   (30,557)    $  (309,502)
                                                    =======   ===========    ========    ===========






================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                             9

THE ELITE GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
====================================================================================================================

                                                                      YEAR ENDED SEPTEMBER 30,
                                            ------------------------------------------------------------------------
                                               2006           2005           2004           2003           2002
                                               ----           ----           ----           ----           ----
NET ASSET VALUE, BEGINNING OF YEAR          $    20.77     $    18.90     $    18.13     $    15.67     $    22.05
                                            ----------     ----------     ----------     ----------     ----------

INCOME FROM INVESTMENT OPERATIONS
  Net investment income                           0.12           0.06           0.01             --           0.01
  Net gain (loss) on securities
    (both realized and unrealized)                1.00           3.03           2.22           3.30          (6.37)
                                            ----------     ----------     ----------     ----------     ----------
    Total from investment operations              1.12           3.09           2.23           3.30          (6.36)
                                            ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS
  Dividends from net investment income           (0.14)         (0.02)            --          (0.01)         (0.00)**
  Distribution from net realized gains           (2.62)         (1.20)         (1.46)         (0.83)         (0.02)
                                            ----------     ----------     ----------     ----------     ----------
       Total distributions                       (2.76)         (1.22)         (1.46)         (0.84)         (0.02)
                                            ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                $    19.13     $    20.77     $    18.90     $    18.13     $    15.67
                                            ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                      5.40%         16.35%         12.30%         21.10%        (28.87)%

RATIOS / SUPPLEMENTAL DATA
  Net asset value, end of year (in 000's)   $   61,800     $   59,664     $   55,901     $   50,148     $   42,984
Ratio of expenses to average net assets*          1.39%          1.36%          1.34%          1.34%          1.38%
  Ratio of net investment income to
    average net assets                            0.57%          0.27%          0.07%          0.00%          0.07%

PORTFOLIO TURNOVER                              188.52%        143.87%        144.91%        184.10%        168.61%

* Ratio reflects fees paid through a directed brokerage arrangement. The expense ratios for 2005, 2004, 2003 and 2002 excluding fees paid through the directed brokerage arrangement were 1.35%, 1.25%, 1.20% and 1.29%, respectively.

**   Distribution less than $0.01 per share.







================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                            10

THE ELITE INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
====================================================================================================================

                                                                      YEAR ENDED SEPTEMBER 30,
                                            ------------------------------------------------------------------------
                                               2006           2005           2004           2003           2002
                                               ----           ----           ----           ----           ----
NET ASSET VALUE, BEGINNING OF YEAR          $     9.82     $    10.12     $    10.40     $    10.53     $    10.51
                                            ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                           0.39           0.31           0.30           0.37           0.49
  Net gain (loss) on securities
    (both realized and unrealized)               (0.02)         (0.20)         (0.03)          0.15           0.07
                                            ----------     ----------     ----------     ----------     ----------
      Total from investment operations            0.37           0.11           0.27           0.52           0.56
                                            ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS
  Dividends from net investment income           (0.42)         (0.41)         (0.46)         (0.56)         (0.50)
  Distributions from net realized gains           --             --            (0.09)         (0.09)         (0.04)
                                            ----------     ----------     ----------     ----------     ----------
      Total distributions                        (0.42)         (0.41)         (0.55)         (0.65)         (0.54)
                                            ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                $     9.77     $     9.82     $    10.12     $    10.40     $    10.53
                                            ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                      3.87%          1.09%          2.64%          5.03%          5.42%

RATIOS / SUPPLEMENTAL DATA
  Net asset value, end of year (in 000's)   $   18,227     $   19,363     $   20,271     $   20,107     $   23,284
  Ratio of expenses to average net assets*        1.22%          1.15%          1.03%          1.05%          1.01%
  Ratio of net investment income to
    average net assets                            4.00%          3.01%          2.80%          3.47%          4.61%

PORTFOLIO TURNOVER                              120.00%         93.19%         61.99%         69.17%         66.74%

* Ratio reflects expenses prior to reimbursement from the manager. Expense ratios after reimbursement were 1.04%, 1.04%, 0.95%, 0.95% and 0.94% for 2006, 2005, 2004, 2003 and 2002, respectively.














================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.                                            11

THE ELITE GROUP OF MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2006
================================================================================

NOTE 1 - ORGANIZATION

The Elite Growth & Income Fund and The Elite Income Fund (the "Funds") are two series of shares of beneficial interests of The Elite Group of Mutual Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in Massachusetts as a business trust on August 8, 1986. The Trust is authorized to issue an unlimited number of no par shares of beneficial interest of any number of series. Currently, the Trust has authorized only the two series above. The Elite Growth & Income Fund's investment objective is to maximize total returns through an aggressive approach to the equity and debt securities markets. The Elite Income Fund's investment objective is to achieve the highest income return obtainable over the long term commensurate with investments in a diversified portfolio consisting primarily of investment grade debt securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price. Securities which are traded over-the-counter are valued at the bid price. Securities for which reliable quotations are not readily available are valued at their respective fair value as determined in good faith by, or under procedures established by the Board of Trustees.

B. Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all their taxable income to their shareholders. Therefore no federal income tax provision is required.

C. Option Accounting Principles (The Elite Growth & Income Fund) - When the Fund sells an option, an amount equal to the premium received by the Fund is included as an asset and an equivalent liability. The amount of the liability is marked-to-market to reflect the current market value of the options written. The current market value of a traded option is the last sale price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium received. The Elite Growth & Income Fund as a writer of an option may have no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

D. Cash Equivalent - Consists of investment in PNC Money Market Accounts which represent 1.50% and 1.70% of net assets for The Elite Growth & Income Fund and The Elite Income Fund, respectively.

E. Other - As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for post - October losses, wash losses and amortization of bond premium and discounts. Interest income and estimated expenses are accrued daily.

F. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.



================================================================================
                                                                              12

THE ELITE GROUP OF MUTUAL FUNDS

SEPTEMBER 30, 2006
================================================================================

     On September 30, 2006, The Elite Income Fund decreased accumulated net investment loss and increased accumulated net realized loss on investments by $361,607, due primarily to differing book/tax treatment of distributions and bond amortization. The Elite Growth & Income Fund increased accumulated net investment income and decreased accumulated net realized gains by $5,059, due to differing book/tax treatment of distributions and short term capital gains.

G. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

H. Securities Lending - The Funds may lend portfolio securities to banks and member firms of the New York Stock Exchange that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Funds (including the loan collateral). The Funds will not lend portfolio securities to its investment advisor, sub-advisor or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, Government securities or letters of credit. Loans of portfolio securities must be secured by collateral equal to the market value over the value of the securities loaned. If the market value of the loaned securities increases over the value of the collateral, the borrower must promptly put up additional collateral; if the market value declines the borrower is entitled to a return of the excess collateral. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. Cash collateral received in connection with securities lending is invested in an Institutional Money Market Trust sponsored by PFPC Trust, the Funds securities lending agent.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

For the year ended September 30, 2006, purchases and sales of securities, other than options and short-term notes were as follows:

                                                              PURCHASES           SALES
                                                              ---------           -----
     The Elite Growth and Income Fund                       $ 116,167,049     $115,806,865
     The Elite Income Fund                                  $  20,991,271     $ 21,374,460

For The Elite Growth & Income Fund, transactions in covered call options written for the year ended September 30, 2006 were as follows:

                                                              NUMBER OF
                                                              CONTRACTS*        PREMIUMS
                                                              ----------        --------
     Options outstanding on September 30, 2005                  1,200         $    466,391
     Options written                                            8,070            4,677,349
     Options terminated in closing purchase transactions       (8,470)          (4,668,456)
     Options exercised                                             -                    -
     Options expired                                               -                    -
                                                              -------         ------------
     Options outstanding on September 30, 2006                    800         $    475,284
                                                              =======         ============

     * Each contract represents 100 shares of common stock

NOTE 4 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds retain McCormick Capital Management Inc. as their Investment Manager. Under an Investment Management Agreement, the Investment Manager furnishes each Fund with investment advice, office space and salaries of non-executive personnel needed by the Funds to provide general office services. As compensation for its services, the Manager is paid a monthly fee based upon the average daily net assets of each Fund.


================================================================================
                                                                              13

THE ELITE GROUP OF MUTUAL FUNDS

SEPTEMBER 30, 2006
================================================================================

For The Elite Growth & Income Fund and The Elite Income Fund the rates are 1% and 7/10 of 1%, respectively, up to $250 million; 3/4 of 1% and 5/8 of 1% over $250 million up to $500 million; and 1/2 of 1% and 1/2 of 1% respectively, over $500 million for each Fund.

The Manager may voluntarily reimburse a portion of the operating expenses of a Fund for any fiscal year (including management fees, but excluding taxes, interest and brokerage commissions). Voluntary reimbursements may cease at any time without prior notice and are not subject to recoupment. For the year ended September 30, 2006 the advisor voluntarily waived $10,145 of its advisory fee and reimbursed expenses of The Elite Income Fund in the amount of $24,134.

The Trust paid the Chief Compliance Officer $23,437 for the year ended September 30, 2006.

Certain officers of the Trust are officers of the Advisor.

NOTE 5 - CONCENTRATION

Although the funds have a diversified investment portfolio, there are certain credit risks due to the manner in which the portfolio is invested, which may subject the funds more significantly to economic changes occurring in certain industries or sectors. The Elite Growth & Income Fund has investments in excess of 10% in capital goods, consumer goods, energy, financial intermediaries and health care goods & services. The Elite Income Fund has investments in excess of 10% in securitized/asset backed bonds, corporate bonds - utilities - electric and U.S. Government/Agencies notes.

NOTE 6 - DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended September 30, 2006 and 2005 were as follows:

                                                         2006          2005
                                                         ----          ----
The Elite Growth & Income Fund
     Distributions from ordinary income               $  402,000    $  738,018
     Distributions from long-term capital gains       $7,456,696    $2,584,219

The Elite Income Fund
     Distribution from ordinary income                $  795,757    $  807,309
     Distribution from long-term capital gains        $        -    $        -

As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

The Elite Growth & Income Fund
     Unrealized appreciation of securities and options             $10,758,630
     Undistributed ordinary income                                      94,451
                                                                   -----------
     Total distributable earnings                                  $10,853,081
                                                                   ===========
The Elite Income Fund
     Undistributed ordinary income                                 $    58,268
     Post October loss                                                (241,090)
     Other accumulated losses                                         (332,305)
     Unrealized appreciation of securities                              12,638
                                                                   -----------
                                                                   $  (502,489)
                                                                   ===========

The Elite Income Fund had a capital loss carry forward of $332,305 as of September 30, 2006, of which $576 expires in 2013 and $331,729 expires in 2014.

At September 30, 2006 the Elite Income Fund had deferred capital losses occurring subsequent to October 31, 2005 of $241,090. For tax purposes, such losses will be reflected in the year ending September 30, 2007.


================================================================================
                                                                              14

THE ELITE GROUP OF MUTUAL FUNDS

SEPTEMBER 30, 2006
================================================================================

NOTE 7 - NEW ACCOUNTING PRONOUNCEMENTS

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS no. 157 applies to fair value measurements already required or permitted by existing standards. SFAS no. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the thresholds for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2006, the Funds do not believe the impact of the adoption of FIN 48 will be material to the financial statements.

NOTE 8 - CHANGE IN REGISTERED PUBLIC ACCOUNTING FIRM

On December 15, 2005 Tait, Weller & Baker, LLP was removed as the independent registered public accounting firm for the Funds. Tait, Weller & Baker, LLP was previously engaged as the independent registered public accounting firm to audit the Funds' financial statements.

Tait, Weller & Baker, LLP issued reports on the Funds' financial statements as of September 30, 2005. Such reports did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

The decision to remove Tait, Weller & Baker, LLP was approved by the Funds' Board of Trustees.

At no time preceding the removal of Tait, Weller & Baker, LLP were there any disagreements with Tait, Weller & Baker, LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Tait, Weller & Baker, LLP would have cause it to make reference to the subject matter of the disagreements in connection with its report. At no time preceding the removal of Tait, Weller & Baker, LLP did any of the events enumerated in paragraphs (1) (v) (A) through (D) of Item 304(a) of Regulation S-K occur.

The Funds engaged Briggs, Bunting & Dougherty, LLP as its new independent registered public accounting firm on December 15, 2005. At no time preceding the engagement of Briggs, Bunting & Dougherty, LLP did the Funds consult Briggs, Bunting & Dougherty, LLP regarding either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements, or
(ii) any matter that was either the subject of a disagreement or a reportable event, as such terms are defined in Item 304 of Regulation S-K.

NOTE 9 - CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

PROXY POLICIES / AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS (Unaudited)

The Elite Group proxy voting policies and the voting record for those proxies are detailed on our web site WWW.ELITEFUNDS.COM and are also available on the Securities & Exchange Commission web site WWW.SEC.GOV.

Portfolio Holdings: In addition to our Annual and Semi-Annual report which are dated September 30th and March 31st respectively, we will report to shareholders our security holdings as of June 30th and December 31st. The June and December reports will also be available on the SEC web site (N-Q) WWW.SEC.GOV. Our security holdings are available on our web site and updated monthly WWW.ELITEFUNDS.COM.


================================================================================
                                                                              15

--------------------------------------------------------------------------------

              BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

--------------------------------------------------------------------------------

Over all responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term.

There were four quarterly Trustee meetings in the fiscal year. All the Trustees had 100% attendance with the exception of Mr. Meisenbach who was unable to attend one meeting. Because Mr. McCormick and Mr. Meisenbach are the sole owners of the investment advisor, McCormick Capital Management, they do not receive compensation for their duties as Trustee, Chairman of the Board and President (Mr. McCormick) and Trustee, Treasurer and Secretary (Mr. Meisenbach). The three independent Trustees received compensation of $1,800 per meeting or $7,200 per Trustee for a total of $21,600. No other compensation was paid to any Trustee. The following are the Trustees and Executive of the Funds:


                                                                                                          LENGTH OF TIME
TRUSTEE                   ADDRESS                         AGE          POSITION HELD WITH THE TRUST       SERVED (YEARS)
-------------------------------------------------------------------------------------------------------------------------
Richard S. McCormick      1325 4th Avenue                  60          Chairman, Board of Trustees and           19
                          Suite 1744                                   President
                          Seattle, WA  98101
-------------------------------------------------------------------------------------------------------------------------

John W. Meisenbach        1325 4th Avenue                  70          Trustee, Treasurer and Secretary          16
                          Suite 2100
                          Seattle, WA  98101
-------------------------------------------------------------------------------------------------------------------------

Lee A. Miller             P.O. Box 1882                    73          Trustee                                   10
                          Vashon Island, WA  98070
-------------------------------------------------------------------------------------------------------------------------

John M. Parker            2400 Financial Center Bldg.      60          Trustee                                   19
                          Seattle, WA  98161
-------------------------------------------------------------------------------------------------------------------------

Jack R. Policar           500 Union St. #410               59          Trustee                                   19
                          Seattle, WA  98101
-------------------------------------------------------------------------------------------------------------------------


Each Trustee oversees two portfolios of the Trust, including the Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below.***

*  Richard S. McCormick       President and Chief Executive Officer of the Investment Manager

*  John W. Meisenbach         Partner in MCM Financial (Insurance)
                              Director of Costco Wholesale and Expeditors International

   Lee A. Miller              Private Investor
                              Vice President of Merrill Lynch & Co. (Retired)

   John M. Parker             Sr. Vice President of Kennedy Associates, Inc. (Real Estate Advisor)

   Jack R. Policar            President and Chief Executive of J. R. Policar, Inc.
                              Certified Public Accounting Firm


* TRUSTEES DEEMED TO BE AN "INTERESTED PERSON" OF THE TRUST, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940.

*** ADDITIONAL INFORMATION ABOUT THE TRUSTEES IS AVAILABLE IN THE STATEMENT OF ADDITIONAL INFORMATION WHICH IS AVAILABLE UPON REQUEST, OR READY FOR VIEWING ON OUR WEB SITE: WWW.ELITEFUNDS.COM



================================================================================
                                                                              16

--------------------------------------------------------------------------------

                              MUTUAL FUND EXPENSE
                                  (UNAUDITED)

--------------------------------------------------------------------------------

There are several kinds of expenses involved in buying, selling and operating a mutual fund. These expenses represent costs to shareholders which will reduce the rate of return. The Elite Funds are "no load" mutual funds which mean there are no commissions, fees or expenses associated with paying sales representatives. Mutual funds that have sales fees are typically associated with stock brokerage firms, insurance companies, and some types of financial planners.

Although the Elite Group has no sales charges, like all the other funds it does have operating expenses. In addition to the fees paid to the manager of the fund there are expenses for attorneys, accountants, printing/mailings, transfer agent, custodians, and government registration fees. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the fund and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (April 1, 2006 through September 30, 2006).

The first line ("Actual Expense") of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The second line ("Hypothetical") of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

In the Elite Funds there are no transactional costs so please note that the expenses shown in the table are meant to highlight YOUR ONGOING COSTS ONLY and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees associated with other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                         The Elite Growth & Income Fund

--------------------------------------------------------------------------------
                  Beginning Account                       Expenses Paid During
                       Value        Ending Account Value        Period*
                      4-01-06             09-30-06        04-01-06 to 09-30-06
--------------------------------------------------------------------------------
     Actual           $1,000             $1,047.67               $6.90
--------------------------------------------------------------------------------
   Hypothetical       $1,000             $1,018.33               $6.80
(5% return before
     expenses)
--------------------------------------------------------------------------------

                              The Elite Income Fund

--------------------------------------------------------------------------------

                  Beginning Account                       Expenses Paid During
                       Value        Ending Account Value        Period*
                      4-01-06             09-30-06        04-01-06 to 09-30-06
--------------------------------------------------------------------------------

     Actual           $1,000             $1,017.77               $4.82
--------------------------------------------------------------------------------
  Hypothetical        $1,000             $1,010.17               $4.79
(5% return before
   expenses)
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.34% for The Growth & Income Fund and 0.94% for The Elite Income Fund, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Returns and expenses are adjusted to reflect reimbursement from the manager which reduced the expense to the funds. These reimbursements may, at the discretion of the manager, stop at any time.


================================================================================
                                                                              17

TAX INFORMATION (UNAUDITED)

The Trust is required to advise you within 60 days of the Funds' fiscal year-end regarding the federal tax status of certain distributions paid to shareholders during such fiscal year. The information below is provided for the fiscal year ending September 30, 2006.

During the fiscal year ended September 30, 2006, the Elite Growth & Income Fund hereby designates $7,456,696 as long-term capital gain distributions.

Individual shareholders are eligible for reduced tax rates on qualified dividend income. For the fiscal year, the Funds hereby designate the following amounts of dividends paid to shareholders by each Fund as qualified dividend income:

FUND                                         AMOUNT          PERCENTAGE
--------------------------------------------------------------------------------

Elite Growth & Income Fund                 $  397,772           98.95       %
--------------------------------------------------------------------------------

Elite Income Fund                             22,890             2.88       %

Since the information above is reported for the Funds' fiscal year and not the calendar year, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in January 2007 to determine the calendar year amounts to be included on their 2006 tax returns. Shareholders should consult their tax advisers.









================================================================================
                                                                              18

ITEM 2.  CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Jack R. Policar. Mr. Policar is "independent" for purposes of this Item.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $23,500 and $23,500 with respect to the registrant's fiscal years ended September 30, 2006 and September 30, 2005, respectively.

     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $4,000 and $4,000 with respect to the registrant's fiscal years ended September 30, 2006 and September 30, 2005, respectively. The services comprising these fees are the preparation of the registrant's federal and state income tax and federal excise tax returns.

     (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.


   (e)(1) The  audit  committee  has  not  adopted   pre-approval  policies  and
          procedures  described in paragraph  (c)(7) of Rule 2-01 of  Regulation
          S-X.

   (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) During the fiscal years ended September 30, 2006 and September 30, 2005, aggregate non-audit fees of $4,000 and $4,000, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
         COMPANIES.

Not applicable

Item 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto



Exhibit 99.CODE ETH      Code of Ethics

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Elite Group of Mutual Funds
             -------------------------------------------------------------------



By (Signature and Title)*     /s/ Richard S. McCormick
                          ------------------------------------------------------
                             Richard S. McCormick, President

Date          November 29, 2006
      ------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*     /s/ Richard S. McCormick
                          ------------------------------------------------------
                             Richard S. McCormick, President

Date          November 29, 2006
      ------------------------------------------





By (Signature and Title)*     /s/ John W. Meisenbach
                          ------------------------------------------------------
                             John W. Meisenbach, Treasurer

Date          November 29, 2006
      ------------------------------------------



* Print the name and title of each signing officer under his or her signature.